Litigation	6 Months Ended
Jun. 30, 2023
Disclosure Of Litigation Settlements Explanatory Abstract
Litigation

18.	Litigation

The Company is involved in legal proceedings and litigation in the ordinary course of business. In the opinion of management, the outcome of such matters will not have a material adverse effect on the Company’s combined financial position, results of operations, or liquidity.